OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Reconciliation of adjusted segment operating income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Operating income	$ 284.2	$ 48.4
Restructuring, integration and acquisition costs	146.9	124.0
Cloud computing transition adjustment (Note 5)	13.4	0.0
Civil Aviation
Disclosure of operating segments [line items]
Cloud computing transition adjustment (Note 5)		0.0
Operating segments
Disclosure of operating segments [line items]
Operating income	284.2	48.4
Restructuring, integration and acquisition costs	146.9	124.0
Cloud computing transition adjustment (Note 5)	13.4	0.0
Impairment and other gains and losses incurred in relation to the COVID-19 pandemic	0.0	108.2
Adjusted segment operating income	444.5	280.6
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
Operating income	224.1	6.5
Restructuring, integration and acquisition costs	79.0	76.1
Cloud computing transition adjustment (Note 5)	11.6
Impairment and other gains and losses incurred in relation to the COVID-19 pandemic	0.0	81.7
Adjusted segment operating income	314.7	164.3
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Operating income	56.0	15.5
Restructuring, integration and acquisition costs	61.4	45.0
Cloud computing transition adjustment (Note 5)	1.8	0.0
Impairment and other gains and losses incurred in relation to the COVID-19 pandemic	0.0	26.5
Adjusted segment operating income	119.2	87.0
Operating segments | Healthcare
Disclosure of operating segments [line items]
Operating income	4.1	26.4
Restructuring, integration and acquisition costs	6.5	2.9
Cloud computing transition adjustment (Note 5)	0.0	0.0
Impairment and other gains and losses incurred in relation to the COVID-19 pandemic	0.0	0.0
Adjusted segment operating income	$ 10.6	$ 29.3